Cash and cash equivalents (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Proceeds from borrowings	$ 292,941	$ 0
Restricted cash and cash equivalents	$ 0	$ 0
Maximum
Disclosure of financial assets [line items]
Percentage of Interest on Investments	0.86%
Minimum
Disclosure of financial assets [line items]
Percentage of Interest on Investments	0.08%